UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811‑21400

Eaton Vance Tax‑Advantaged Dividend Income Fund
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Deidre E. Walsh
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482‑8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2023
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Tax-Advantaged Dividend Income Fund (EVT)
Semiannual Report
April 30, 2023

Commodity Futures Trading Commission Registration.The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Managed Distribution Plan. Pursuant to an exemptive order issued by the Securities and Exchange Commission (Order), the Fund is authorized to distribute long-term capital gains to shareholders more frequently than once per year. Pursuant to the Order, the Fund’s Board of Trustees approved a Managed Distribution Plan (MDP) pursuant to which the Fund makes monthly cash distributions to common shareholders, stated in terms of a fixed amount per common share.
The Fund currently distributes monthly cash distributions equal to $0.1488 per share in accordance with the MDP. You should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the MDP. The MDP will be subject to regular periodic review by the Fund’s Board of Trustees and the Board may amend or terminate the MDP at any time without prior notice to Fund shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of the MDP.
The Fund may distribute more than its net investment income and net realized capital gains and, therefore, a distribution may include a return of capital. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” With each distribution, the Fund will issue a notice to shareholders and a press release containing information about the amount and sources of the distribution and other related information. The amounts and sources of distributions contained in the notice and press release are only estimates and are not provided for tax purposes. The amounts and sources of the Fund’s distributions for tax purposes will be reported to shareholders on Form 1099-DIV for each calendar year.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report April 30, 2023
Eaton Vance
Tax-Advantaged Dividend Income Fund

Eaton Vance
Tax-Advantaged Dividend Income Fund
April 30, 2023
Performance

Portfolio Manager(s) Derek J.V. DiGregorio, Aaron S. Dunn, CFA, Bradley Galko, CFA and Joseph Mehlman, CFA
% Average Annual Total Returns[1,2]	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	09/30/2003	3.13%	0.02%	8.47%	9.57%
Fund at Market Price	—	(3.06)	(4.99)	8.29	9.80

Russell 1000® Value Index	—	4.54%	1.21%	7.74%	9.12%
ICE BofA Fixed Rate Preferred Securities Index	—	7.35	1.74	2.34	3.69
Blended Index	—	5.42	1.61	6.32	7.64
% Premium/Discount to NAV[3]
As of period end	(3.60)%
Distributions[4]
Total Distributions per share for the period	$0.893
Distribution Rate at NAV	7.55%
Distribution Rate at Market Price	7.84
% Total Leverage[5]
Borrowings	20.24%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Tax-Advantaged Dividend Income Fund
April 30, 2023
Fund Profile

Sector Allocation (% of total investments)[1]
Country Allocation (% of total investments)
Top 10 Holdings (% of total investments)[1]
JPMorgan Chase & Co.	3.3%
Alphabet, Inc., Class C	2.6
Walt Disney Co. (The)	2.3
Chevron Corp.	2.2
NextEra Energy, Inc.	2.2
Charles Schwab Corp. (The)	2.0
ConocoPhillips	1.9
Constellation Brands, Inc., Class A	1.8
Zimmer Biomet Holdings, Inc.	1.7
Huntington Ingalls Industries, Inc.	1.7
Total	21.7%

Footnotes:
[1]	Excludes cash and cash equivalents.

Eaton Vance
Tax-Advantaged Dividend Income Fund
April 30, 2023
Endnotes and Additional Disclosures

[1]	Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. ICE BofA Fixed Rate Preferred Securities Index is an index of fixed-rate, preferred securities issued in the U.S. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Blended Index consists of 70% Russell 1000® Value Index and 30% ICE BofA Fixed Rate Preferred Securities Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Performance results reflect the effects of leverage.
[3]	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance. com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.
[5]	Total leverage is shown as a percentage of the Fund’s aggregate net assets plus borrowings outstanding. The Fund employs leverage through borrowings. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.
Fund profile subject to change due to active management.
Important Notice to Shareholders
On January 26, 2023, the Fund’s Board of Trustees voted to exempt, on a going forward basis, all prior and, until further notice, new acquisitions of Fund shares that otherwise might be deemed “Control Share Acquisitions” under the Fund’s By-Laws from the Control Share Provisions of the Fund’s By-Laws.

Eaton Vance
Tax-Advantaged Dividend Income Fund
April 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 99.9%
Security	Shares	Value
Aerospace & Defense — 3.6%
Hexcel Corp.	357,373	$ 25,759,446
Huntington Ingalls Industries, Inc.	183,548	37,014,290
		$ 62,773,736
Banks — 5.3%
Citizens Financial Group, Inc.	272,327	$ 8,425,797
JPMorgan Chase & Co.	528,940	73,120,666
M&T Bank Corp.	43,055	5,416,319
Wells Fargo & Co.	145,704	5,791,734
		$ 92,754,516
Beverages — 2.2%
Constellation Brands, Inc., Class A	170,375	$ 39,095,951
		$ 39,095,951
Biotechnology — 1.9%
AbbVie, Inc.	60,658	$ 9,166,637
Neurocrine Biosciences, Inc.(1)	244,713	24,725,801
		$ 33,892,438
Building Products — 2.0%
Johnson Controls International PLC	589,739	$ 35,289,982
		$ 35,289,982
Capital Markets — 4.6%
Charles Schwab Corp. (The)(2)	842,884	$ 44,032,260
S&P Global, Inc.	49,025	17,775,485
Stifel Financial Corp.	322,786	19,357,476
		$ 81,165,221
Chemicals — 2.5%
Linde PLC	98,336	$ 36,330,235
Sherwin-Williams Co. (The)	35,518	8,436,946
		$ 44,767,181
Consumer Staples Distribution & Retail — 3.3%
BJ's Wholesale Club Holdings, Inc.(1)(2)	316,770	$ 24,191,725
Dollar Tree, Inc.(1)(2)	224,331	34,481,918
		$ 58,673,643
Security	Shares	Value
Containers & Packaging — 0.7%
Ball Corp.	223,802	$ 11,901,790
		$ 11,901,790
Diversified Telecommunication Services — 2.0%
Verizon Communications, Inc.	909,291	$ 35,307,770
		$ 35,307,770
Electric Utilities — 3.4%
Edison International	157,385	$ 11,583,536
NextEra Energy, Inc.	625,601	47,939,805
		$ 59,523,341
Electrical Equipment — 0.9%
Eaton Corp. PLC	97,431	$ 16,282,669
		$ 16,282,669
Energy Equipment & Services — 1.7%
Halliburton Co.	907,360	$ 29,716,040
		$ 29,716,040
Entertainment — 3.6%
Walt Disney Co. (The)(1)(2)	487,063	$ 49,923,958
World Wrestling Entertainment, Inc., Class A	130,837	14,021,801
		$ 63,945,759
Financial Services — 2.0%
Fidelity National Information Services, Inc.(2)	338,560	$ 19,880,243
Fiserv, Inc.(1)	120,991	14,775,421
		$ 34,655,664
Food Products — 1.8%
Hershey Co. (The)	119,177	$ 32,542,472
		$ 32,542,472
Ground Transportation — 0.8%
CSX Corp.(2)	485,768	$ 14,883,932
		$ 14,883,932
Health Care Equipment & Supplies — 5.5%
Boston Scientific Corp.(1)(2)	638,556	$ 33,281,539
Teleflex, Inc.	96,541	26,309,353
Zimmer Biomet Holdings, Inc.	270,820	37,492,321
		$ 97,083,213

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Dividend Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services — 0.6%
Humana, Inc.	19,137	$ 10,151,987
		$ 10,151,987
Hotels, Restaurants & Leisure — 0.6%
Papa John's International, Inc.	141,451	$ 10,579,120
		$ 10,579,120
Industrial REITs — 2.0%
EastGroup Properties, Inc.	118,690	$ 19,769,006
First Industrial Realty Trust, Inc.	300,078	15,745,093
		$ 35,514,099
Insurance — 4.7%
American International Group, Inc.(2)	652,834	$ 34,626,315
Arch Capital Group, Ltd.(1)	270,708	20,322,050
Reinsurance Group of America, Inc.	197,324	28,083,152
		$ 83,031,517
Interactive Media & Services — 3.2%
Alphabet, Inc., Class C(1)(2)	523,022	$ 56,601,441
		$ 56,601,441
Leisure Products — 2.0%
Hasbro, Inc.	595,964	$ 35,292,988
		$ 35,292,988
Life Sciences Tools & Services — 2.9%
Thermo Fisher Scientific, Inc.	51,346	$ 28,491,895
Waters Corp.(1)	74,452	22,362,403
		$ 50,854,298
Machinery — 3.6%
Ingersoll Rand, Inc.	206,888	$ 11,796,754
PACCAR, Inc.	265,744	19,848,419
Westinghouse Air Brake Technologies Corp.	322,784	31,526,313
		$ 63,171,486
Metals & Mining — 1.4%
Alcoa Corp.	226,805	$ 8,423,538
Steel Dynamics, Inc.	157,754	16,398,528
		$ 24,822,066
Multi-Utilities — 1.6%
CMS Energy Corp.	196,739	$ 12,248,970
Security	Shares	Value
Multi-Utilities (continued)
Sempra Energy	99,698	$ 15,502,042
		$ 27,751,012
Office REITs — 0.5%
Boston Properties, Inc.	177,894	$ 9,492,424
		$ 9,492,424
Oil, Gas & Consumable Fuels — 7.7%
Chevron Corp.(2)	294,012	$ 49,564,543
ConocoPhillips	406,158	41,789,596
EOG Resources, Inc.	211,142	25,225,135
EQT Corp.	546,156	19,028,075
		$ 135,607,349
Personal Care Products — 0.9%
Estee Lauder Cos., Inc. (The), Class A	60,964	$ 15,041,038
		$ 15,041,038
Pharmaceuticals — 7.7%
Bristol-Myers Squibb Co.	495,328	$ 33,073,051
Johnson & Johnson(2)	85,100	13,930,870
Novo Nordisk A/S ADR	78,813	13,168,864
Royalty Pharma PLC, Class A	240,060	8,438,109
Sanofi	319,201	34,399,745
Zoetis, Inc.	181,489	31,902,136
		$ 134,912,775
Residential REITs — 2.9%
Invitation Homes, Inc.	578,110	$ 19,291,531
Mid-America Apartment Communities, Inc.	210,399	32,359,366
		$ 51,650,897
Semiconductors & Semiconductor Equipment — 3.9%
Micron Technology, Inc.	535,453	$ 34,461,755
QUALCOMM, Inc.	74,970	8,756,496
Texas Instruments, Inc.(2)	148,837	24,885,547
		$ 68,103,798
Software — 1.3%
VMware, Inc., Class A(1)	183,077	$ 22,890,117
		$ 22,890,117
Specialized REITs — 0.8%
CubeSmart	298,362	$ 13,572,487
		$ 13,572,487

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Dividend Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail — 1.6%
Lithia Motors, Inc.	74,591	$ 16,476,406
Lowe's Cos., Inc.	59,081	12,278,804
		$ 28,755,210
Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.(2)	59,265	$ 10,056,085
Logitech International S.A.	183,903	10,934,873
		$ 20,990,958
Wireless Telecommunication Services — 1.0%
T-Mobile US, Inc.(1)	117,989	$ 16,978,617
		$ 16,978,617
Total Common Stocks (identified cost $1,405,981,690)		$1,760,021,002

Corporate Bonds — 16.7%
Security	Principal Amount (000's omitted)	Value
Banks — 9.5%
Australia & New Zealand Banking Group, Ltd., 6.75% to 6/15/26(3)(4)(5)	$1,110	$ 1,071,942
Banco Davivienda S.A., 6.65% to 4/22/31(3)(4)(5)	1,800	1,233,000
Banco Mercantil del Norte S.A./Grand Cayman:
7.50% to 6/27/29(3)(4)(5)	4,421	3,905,290
7.625% to 1/10/28(3)(4)(5)	2,101	1,914,012
8.375% to 10/14/30(3)(4)(5)	2,300	2,177,525
Bank of America Corp.:
3.846% to 3/8/32, 3/8/37(5)	425	368,072
Series TT, 6.125% to 4/27/27(4)(5)	11,331	11,014,438
Bank of New York Mellon Corp. (The), Series G, 4.70% to 9/20/25(4)(5)	684	667,755
Bank of Nova Scotia (The):
4.90% to 6/4/25(4)(5)	2,375	2,178,926
8.625% to 10/27/27, 10/27/82(5)	7,900	8,105,810
Barclays PLC:
6.125% to 12/15/25(4)(5)	7,552	6,495,853
8.00% to 3/15/29(4)(5)	7,020	6,166,368
Bilbao Vizcaya Argentaria S.A., 6.125% to 11/16/27(4)(5)	5,600	4,477,619
BNP Paribas S.A.:
4.625% to 2/25/31(3)(4)(5)	2,362	1,681,508
7.75% to 8/16/29(3)(4)(5)	7,600	7,277,000
Citigroup, Inc., Series W, 4.00% to 12/10/25(4)(5)	11,796	10,304,986
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(3)(4)(5)	5,827	5,171,462
Security	Principal Amount (000's omitted)	Value
Banks (continued)
HSBC Holdings PLC, 4.60% to 12/17/30(4)(5)	$10,317	$ 7,821,576
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(4)(5)	5,549	4,977,587
ING Groep NV, 6.50% to 4/16/25(4)(5)	1,555	1,439,082
Lloyds Banking Group PLC, 7.50% to 6/27/24(4)(5)	11,145	10,733,638
Natwest Group PLC:
4.60% to 6/28/31(4)(5)	1,477	1,044,815
6.00% to 12/29/25(4)(5)	3,129	2,940,947
8.00% to 8/10/25(4)(5)	8,348	8,274,245
PNC Financial Services Group, Inc. (The), Series U, 6.00% to 5/15/27(4)(5)	5,000	4,650,000
Societe Generale S.A.:
5.375% to 11/18/30(3)(4)(5)	6,741	4,735,553
9.375% to 11/22/27(3)(4)(5)	1,350	1,285,065
Standard Chartered PLC:
4.75% to 1/14/31(3)(4)(5)	4,440	3,121,320
6.00% to 7/26/25(3)(4)(5)	5,938	5,614,663
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(5)	11,275	11,512,113
Truist Financial Corp., Series Q, 5.10% to 3/1/30(4)(5)	1,848	1,639,291
UBS Group AG:
4.375% to 2/10/31(3)(4)(5)	1,499	1,037,688
4.875% to 2/12/27(3)(4)(5)	5,500	4,290,000
6.875% to 8/7/25(4)(5)(6)	2,675	2,424,219
UniCredit SpA, 7.296% to 4/2/29, 4/2/34(3)(5)	7,295	6,987,869
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(4)(5)	8,166	7,111,096
Zions Bancorp NA, 5.80% to 6/15/23(4)(5)	2,743	2,157,606
		$ 168,009,939
Capital Markets — 0.9%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(5)	$6,430	$ 5,973,513
Charles Schwab Corp. (The):
Series G, 5.375% to 6/1/25(4)(5)	4,750	4,545,157
Series I, 4.00% to 6/1/26(4)(5)	5,812	4,882,196
		$ 15,400,866
Diversified Financial Services — 0.6%
American AgCredit Corp., Series QIB, 5.25% to 6/15/26(3)(4)(5)	$9,955	$ 8,698,181
Goldman Sachs Group, Inc. (The), Series V, 4.125% to 11/10/26(4)(5)	2,007	1,684,811
Unifin Financiera SAB de CV, 7.375%, 2/12/26(3)(7)	2,410	78,325
		$ 10,461,317

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Dividend Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities — 0.6%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(4)(5)	$1,933	$ 1,633,385
Edison International, Series B, 5.00% to 12/15/26(4)(5)	1,455	1,247,394
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(5)	5,475	5,234,991
Southern California Edison Co., Series E, 9.498%, (3 mo. USD LIBOR + 4.199%)(4)(8)	3,225	3,192,750
		$ 11,308,520
Food Products — 0.6%
Land O' Lakes, Inc., 8.00%(3)(4)	$11,397	$ 10,540,174
		$ 10,540,174
Gas Utilities — 0.5%
NiSource, Inc., 5.65% to 6/15/23(4)(5)	$9,015	$ 8,599,408
		$ 8,599,408
Independent Power and Renewable Electricity Producers — 0.3%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(5)	$5,554	$ 4,498,117
		$ 4,498,117
Insurance — 1.8%
Corebridge Financial, Inc., 6.875% to 9/15/27, 12/15/52(3)(5)	$7,050	$ 6,396,004
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(3)(5)	11,601	9,370,302
Lincoln National Corp., 9.25% to 12/1/27(4)(5)	2,092	2,110,305
Prudential Financial, Inc., 5.125% to 11/28/31, 3/1/52(5)	2,904	2,633,364
QBE Insurance Group, Ltd., 5.875% to 5/12/25(3)(4)(5)	12,035	11,393,347
		$ 31,903,322
Multi-Utilities — 0.6%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(4)(5)	$11,713	$ 11,163,953
		$ 11,163,953
Oil and Gas — 0.3%
Petroleos Mexicanos, 6.50%, 3/13/27	$5,300	$ 4,761,672
		$ 4,761,672
Oil, Gas & Consumable Fuels — 0.6%
EnLink Midstream Partners, L.P., Series C, 8.976%, (3 mo. USD LIBOR + 4.11%)(4)(8)	$7,631	$ 6,419,993
Security	Principal Amount (000's omitted)	Value
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline, L.P., Series B, 8.974%, (3 mo. USD LIBOR + 4.11%)(4)(8)	$5,299	$ 4,716,110
		$ 11,136,103
Pipelines — 0.3%
Energy Transfer, L.P., Series B, 6.625% to 2/15/28(4)(5)	$6,395	$ 4,910,072
		$ 4,910,072
Telecommunications — 0.1%
Rogers Communications, Inc., 5.25% to 3/15/27, 3/15/82(3)(5)	$2,190	$ 1,980,964
		$ 1,980,964
Total Corporate Bonds (identified cost $321,393,902)		$ 294,674,427

Exchange-Traded Funds — 2.0%
Security	Shares	Value
Equity Funds — 2.0%
Global X U.S. Preferred ETF	821,486	$ 16,372,216
iShares Preferred & Income Securities ETF	586,917	18,411,586
Total Exchange-Traded Funds (identified cost $39,033,845)		$ 34,783,802

Preferred Stocks — 6.4%
Security	Shares	Value
Banks — 1.7%
AgriBank FCB, 6.875% to 1/1/24(5)	92,513	$ 9,297,557
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)(5)	8,283	810,699
JPMorgan Chase & Co.:
Series JJ, 4.55%	585,195	12,464,653
Series LL, 4.625%	212,000	4,549,520
Truist Financial Corp., 5.25%	79,793	1,878,327
Wells Fargo & Co., Series L, 7.50% (Convertible)	1,115	1,302,353
		$ 30,303,109
Capital Markets — 0.8%
Affiliated Managers Group, Inc., 4.75%	281,231	$ 5,607,746
KKR Group Finance Co. IX, LLC, 4.625%	175,307	3,343,105
Stifel Financial Corp., Series D, 4.50%	362,000	5,929,560
		$ 14,880,411

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Dividend Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities — 1.3%
Brookfield BRP Holdings Canada, Inc., 4.625%	338,000	$ 5,448,560
SCE Trust III, Series H, 5.75% to 3/15/24(5)	132,296	2,831,135
SCE Trust IV, Series J, 5.375% to 9/15/25(5)	70,515	1,434,980
SCE Trust V, Series K, 5.45% to 3/15/26(5)	130,020	2,896,846
SCE Trust VI, 5.00%	10,556	208,903
Southern Co. (The), 4.95%	430,000	9,928,700
		$ 22,749,124
Insurance — 0.4%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(5)	141,778	$ 3,385,658
Arch Capital Group, Ltd., Series G, 4.55%	167,948	3,221,243
		$ 6,606,901
Oil, Gas & Consumable Fuels — 1.3%
Energy Transfer, L.P.:
Series C, 7.375% to 5/30/23(5)	210,000	$ 5,023,200
Series E, 7.60% to 5/15/24(5)	108,840	2,516,381
NuStar Energy, L.P., Series B, 10.945%, (3 mo. USD LIBOR + 5.643%)(8)	653,604	15,078,644
		$ 22,618,225
Real Estate Management & Development — 0.4%
Brookfield Property Partners, L.P.:
Series A-1, 6.50%	185,075	$ 2,807,588
Series A2, 6.375%	242,352	3,363,846
		$ 6,171,434
Retail REITs — 0.2%
SITE Centers Corp., Series A, 6.375%	164,660	$ 4,007,824
		$ 4,007,824
Wireless Telecommunication Services — 0.3%
United States Cellular Corp., 5.50%	392,765	$ 5,942,534
		$ 5,942,534
Total Preferred Stocks (identified cost $130,846,877)		$ 113,279,562

Short-Term Investments — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(9)	3,514,402	$ 3,514,402
Total Short-Term Investments (identified cost $3,514,402)		$ 3,514,402
Total Investments — 125.2%(10) (identified cost $1,900,770,716)		$2,206,273,195
Other Assets, Less Liabilities — (25.2)%		$ (444,358,948)
Net Assets — 100.0%		$1,761,914,247
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at April 30, 2023 pursuant to the Liquidity Agreement (see Note 6). The aggregate market value of securities on loan at April 30, 2023 was $330,493,047.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $100,771,893 or 5.7% of the Fund's net assets.
(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2023, the aggregate value of these securities is $2,424,219 or 0.1% of the Fund's net assets.
(7)	Issuer is in default with respect to interest and/or principal payments.
(8)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2023.
(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.
(10)	The Fund has granted a security interest in all the Fund's investments, unless otherwise pledged, in connection with the Liquidity Agreement (see Note 6).

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Dividend Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	84.2%	$1,857,327,781
Ireland	4.2	93,876,399
United Kingdom	2.7	60,651,534
France	2.2	49,378,871
Canada	1.8	38,959,481
Switzerland	0.8	18,686,780
Denmark	0.6	13,168,864
Mexico	0.6	12,836,824
Australia	0.6	12,465,289
Italy	0.3	6,987,869
Spain	0.2	4,477,619
Netherlands	0.1	1,439,082
Colombia	0.1	1,233,000
Exchange-Traded Funds	1.6	34,783,802
Total Investments	100.0%	$2,206,273,195
Abbreviations:
ADR	– American Depositary Receipt
LIBOR	– London Interbank Offered Rate
REITs	– Real Estate Investment Trusts
Currency Abbreviations:
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Dividend Income Fund
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Unaffiliated investments, at value (identified cost $1,897,256,314) — including $330,493,047 of securities on loan	$2,202,758,793
Affiliated investment, at value (identified cost $3,514,402)	3,514,402
Interest and dividends receivable	6,571,968
Dividends receivable from affiliated investment	48,759
Tax reclaims receivable	2,236,361
Total assets	$2,215,130,283
Liabilities
Liquidity Agreement borrowings	$447,000,000
Payable for investments purchased	1,966,529
Due to custodian — foreign currency, at value (identified cost $2,640)	2,909
Payable to affiliate:
Investment adviser fee	1,518,933
Trustees' fees	9,042
Accrued expenses	2,718,623
Total liabilities	$453,216,036
Net Assets	$1,761,914,247
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$745,428
Additional paid-in capital	1,425,380,066
Distributable earnings	335,788,753
Net Assets	$1,761,914,247
Common Shares Issued and Outstanding	74,542,782
Net Asset Value Per Common Share
Net assets ÷ common shares issued and outstanding	$23.64

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Dividend Income Fund
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $80,021)	$22,973,981
Dividend income from affiliated investments	212,981
Interest income	10,120,231
Other income	2,101,199
Total investment income	$35,408,392
Expenses
Investment adviser fee	$9,387,595
Trustees’ fees and expenses	54,069
Custodian fee	236,726
Transfer and dividend disbursing agent fees	9,040
Legal and accounting services	59,851
Printing and postage	280,402
Interest expense and fees	11,452,281
Miscellaneous	70,399
Total expenses	$21,550,363
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$7,982
Total expense reductions	$7,982
Net expenses	$21,542,381
Net investment income	$13,866,011
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$74,292,132
Proceeds from securities litigation settlements	3,394
Net realized gain	$74,295,526
Change in unrealized appreciation (depreciation):
Investments	$(34,416,424)
Foreign currency	13,649
Net change in unrealized appreciation (depreciation)	$(34,402,775)
Net realized and unrealized gain	$39,892,751
Net increase in net assets from operations	$53,758,762

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Dividend Income Fund
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$13,866,011	$42,568,109
Net realized gain	74,295,526	100,954,837
Net change in unrealized appreciation (depreciation)	(34,402,775)	(354,193,412)
Net increase (decrease) in net assets from operations	$53,758,762	$(210,670,466)
Distributions to shareholders	$(66,551,796)	$(144,381,379)
Capital share transactions:
Proceeds from shelf offering, net of offering costs (see Note 5)	$—	$17,268,194
Reinvestment of distributions	—	5,492,334
Net increase in net assets from capital share transactions	$—	$22,760,528
Net decrease in net assets	$(12,793,034)	$(332,291,317)
Net Assets
At beginning of period	$1,774,707,281	$2,106,998,598
At end of period	$1,761,914,247	$1,774,707,281

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Dividend Income Fund
April 30, 2023
Statement of Cash Flows (Unaudited)

Six Months Ended
April 30, 2023
Cash Flows From Operating Activities
Net increase in net assets from operations	$53,758,762
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(373,513,017)
Investments sold	433,335,293
Increase in short-term investments, net	(3,514,402)
Net amortization/accretion of premium (discount)	184,887
Increase in interest and dividends receivable	(93,200)
Increase in dividends receivable from affiliated investment	(18,448)
Decrease in receivable from the transfer agent	553,202
Increase in tax reclaims receivable	(2,115,118)
Decrease in payable to affiliate for investment adviser fee	(7,215)
Decrease in payable to affiliate for Trustees' fees	(181)
Increase in accrued expenses	945,494
Net change in unrealized appreciation (depreciation) from investments	34,416,424
Net realized gain from investments	(74,292,132)
Net cash provided by operating activities	$69,640,349
Cash Flows From Financing Activities
Cash distributions paid	$(66,551,796)
Decrease in due to custodian	(3,091,462)
Increase in due to custodian - foreign currency	2,909
Net cash used in financing activities	$(69,640,349)
Net increase in cash	$—
Cash at beginning of period	$—
Cash at end of period	$—
Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$10,752,436

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Dividend Income Fund
April 30, 2023
Financial Highlights

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,				Period Ended October 31, 2018(1)	Year Ended August 31, 2018
		2022	2021	2020	2019
Net asset value — Beginning of period	$23.810	$28.610	$21.010	$24.340	$22.640	$24.250	$22.210
Income (Loss) From Operations
Net investment income(2)	$0.186	$0.575	$0.603	$0.622	$0.577	$0.075	$0.562
Net realized and unrealized gain (loss)	0.537	(3.428)	8.790	(2.212)	2.862	(1.395)	3.218
Total income (loss) from operations	$0.723	$(2.853)	$9.393	$(1.590)	$3.439	$(1.320)	$3.780
Less Distributions
From net investment income	$(0.893)*	$(0.581)	$(0.594)	$(0.591)	$(0.560)	$(0.214)	$(0.469)
From net realized gain	—	(1.370)	(1.199)	(1.149)	(1.180)	(0.076)	(1.271)
Total distributions	$(0.893)	$(1.951)	$(1.793)	$(1.740)	$(1.740)	$(0.290)	$(1.740)
Premium from common shares sold through shelf offering (see Note 5)(2)	$—	$0.004	$0.000(3)	$0.000(3)	$0.001	$—	$—
Net asset value — End of period	$23.640	$23.810	$28.610	$21.010	$24.340	$22.640	$24.250
Market value — End of period	$22.790	$24.420	$29.360	$18.730	$24.950	$22.170	$24.370
Total Investment Return on Net Asset Value(4)	3.13%(5)	(10.19)%	45.70%	(6.13)%	16.02%	(5.48)%(5)	17.79%
Total Investment Return on Market Value(4)	(3.06)%(5)	(10.24)%	67.72%	(18.36)%	21.44%	(7.90)%(5)	20.98%

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Dividend Income Fund
April 30, 2023
Financial Highlights — continued

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,				Period Ended October 31, 2018(1)	Year Ended August 31, 2018
		2022	2021	2020	2019
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,761,914	$1,774,707	$2,106,999	$1,544,154	$1,784,376	$1,650,454	$1,767,150
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.13%(6)	1.11%	1.10%	1.17%	1.14%	1.14%(6)	1.14%
Interest and fee expense	1.29%(6)	0.40%	0.14%	0.42%	0.81%	0.74%(6)	0.61%
Total expenses	2.42%(6)(7)	1.51%(7)	1.24%	1.59%	1.95%	1.88%(6)	1.75%
Net investment income	1.55%(6)	2.21%	2.26%	2.81%	2.51%	1.88%(6)	2.41%
Portfolio Turnover	17%(5)	31%	30%	54%	49%	4%(5)	58%
Senior Securities:
Total amount outstanding (in 000’s)	$447,000	$447,000	$447,000	$447,000	$447,000	$447,000	$447,000
Asset coverage per $1,000(8)	$4,942	$4,970	$5,714	$4,454	$4,992	$4,692	$4,953
(1)	For the two months ended October 31, 2018. Effective September 1, 2018, the fiscal year-end of the Fund changed from August 31 to October 31.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan.
(5)	Not annualized.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(8)	Calculated by subtracting the Fund’s total liabilities (not including the borrowings payable/notes payable) from the Fund’s total assets, and dividing the result by the borrowings payable/notes payable balance in thousands.
*	A portion of the distributions may be deemed from net realized gain or a tax return of capital at year-end.

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Dividend Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Tax-Advantaged Dividend Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s investment objective is to provide a high level of after-tax total return consisting primarily of tax-advantaged dividend income and capital appreciation. The Fund pursues its objective by investing primarily in dividend-paying common and preferred stocks.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. During the six months ended April 30, 2023, the Fund recorded income of $2,101,199 for previously withheld foreign taxes from France. Such amount is included in Tax reclaims receivable on the Statement of Assets and Liabilities and Other income on the Statement of Operations. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing

Eaton Vance
Tax-Advantaged Dividend Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

of payment. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
Subject to its Managed Distribution Plan, the Fund intends to make monthly distributions from its net investment income, net capital gain (which is the excess of net long-term capital gain over net short-term capital loss) and other sources. The Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a return of capital component.
The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,903,517,831
Gross unrealized appreciation	$415,491,081
Gross unrealized depreciation	(112,735,717)
Net unrealized appreciation	$302,755,364

Eaton Vance
Tax-Advantaged Dividend Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily gross assets as follows and is payable monthly:
Average Daily Gross Assets	Annual Fee Rate
Up to and including $1.5 billion	0.850%
Over $1.5 billion up to and including $3 billion	0.830%
Over $3 billion up to and including $5 billion	0.810%
Over $5 billion	0.790%
Gross assets, as defined in the Fund's investment advisory agreement, means total assets of the Fund, including any form of investment leverage, minus all accrued expenses incurred in the normal course of operations, but not excluding any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility or the issuance of debt securities), (ii) the issuance of preferred stock or other similar preference securities, (iii) the reinvestment of collateral received for securities loaned in accordance with the Fund’s investment objectives and policies, and/or (iv) any other means. Accrued expenses includes other liabilities other than indebtedness attributable to leverage. For the six months ended April 30, 2023, the Fund’s investment adviser fee amounted to $9,387,595 or 0.84% (annualized) of the Fund’s average daily gross assets. EVM also serves as administrator of the Fund, but receives no compensation.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley.  The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2023, the investment adviser fee paid was reduced by $7,982 relating to the Fund's investment in the Liquidity Fund.
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $375,415,009 and $433,335,293, respectively, for the six months ended April 30, 2023.
5  Common Shares of Beneficial Interest and Shelf Offering
The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Fund during the six months ended April 30, 2023. Common shares issued by the Fund pursuant to its dividend reinvestment plan for the year ended October 31, 2022 were 216,238.
In November 2013, the Board of Trustees initially approved a share repurchase program for the Fund. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Fund is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended April 30, 2023 and the year ended October 31, 2022.
Pursuant to a registration statement filed with the SEC, the Fund is authorized to issue up to an additional 5,472,154 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Fund, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Fund’s net asset value per common share. During the six months ended April 30, 2023, there were no shares sold by the Fund pursuant to its shelf offering. During the year ended October 31, 2022, the Fund sold 672,829 common shares and received proceeds (net of offering costs) of $17,268,194 through its shelf offering. The net proceeds in excess of the net asset value of the shares sold were $321,007 for the year ended October 31, 2022. Offering costs (other than the applicable sales commissions) incurred in connection with the shelf offering were borne directly by EVM. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM, is the distributor of the Fund’s shares and is entitled to receive a sales commission from the Fund of 1.00% of the gross sales price per share, a portion of which is re-allowed to sales agents. The Fund was informed that the sales commissions retained by EVD during the year ended October 31, 2022 were $34,886.

Eaton Vance
Tax-Advantaged Dividend Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

6  Liquidity Agreement
Effective August 28, 2020, the Fund entered into a Liquidity Agreement (the Agreement) with State Street Bank and Trust Company (SSBT) that allows the Fund to borrow or otherwise access up to $524 million through securities lending transactions, direct loans from SSBT or a combination of both. The Fund has granted to SSBT a security interest in all its cash, securities and other financial assets, unless otherwise pledged, to secure the payment and performance of its obligations under the Agreement. Pursuant to the terms of the Agreement, the Fund has made its securities available for securities lending transactions by SSBT acting as securities lending agent for the Fund. Securities lending transactions are required to be secured with cash collateral received from the securities borrowers equal at all times to at least 100%, 102% or 105% of the market value of the securities loaned, depending on the type of security. The market value of securities loaned is determined daily and any additional required collateral is delivered to SSBT on the next business day. The Fund is subject to the possible delay in the recovery of loaned securities. Pursuant to the Agreement, SSBT has provided indemnification to the Fund in the event of default by a securities borrower with respect to security loans. However, the Fund retains all risk of loss and gains associated with securities purchased using cash received under the Agreement. The Fund is entitled to receive from securities borrowers all substitute interest, dividends and other distributions paid with respect to the securities on loan. The Fund may instruct SSBT to recall a security on loan at any time. At April 30, 2023, the value of the securities loaned and the value of the cash collateral received by SSBT, which exceeded the value of the securities loaned, amounted to $330,493,047 and $334,375,579, respectively.
Effective April 25, 2023, the Agreement was amended so that interest on borrowings outstanding under the Agreement is charged at a rate equal to the Overnight Bank Financing Rate (OBFR) plus 0.62%, payable monthly. Prior to April 25, 2023, interest on borrowings was charged at a rate equal to 1-month LIBOR plus 0.50%, payable monthly. SSBT retains all net fees that may arise in connection with securities lending transactions. If the value of securities available to lend falls below a prescribed level, the interest rate may be increased. If the Fund utilizes less than 50% of the commitment amount, it will be charged a monthly non-usage fee of 0.25% per annum on the unused portion of the commitment. The Agreement may be terminated by the Fund upon 90 days’ prior written notice to SSBT. If certain asset coverage and collateral requirements or other covenants are not met, the Agreement could be deemed in default and result in termination. At April 30, 2023, the Fund had borrowings outstanding under the Agreement of $447 million at an annual interest rate of 5.56%, which are shown as Liquidity Agreement borrowings on the Statement of Assets and Liabilities. The carrying amount of the borrowings at April 30, 2023 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2023. For the six months ended April 30, 2023, the aggregate average borrowings under the Agreement and the average annual interest rate (excluding fees) were $447,000,000 and 5.17%, respectively.
7  Affiliated Investments
At April 30, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $3,514,402, which represents 0.2% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$ —	$182,229,338	$(178,714,936)	$ —	$ —	$3,514,402	$212,981	3,514,402
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Tax-Advantaged Dividend Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

At April 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 172,833,587	$ —	$ —	$ 172,833,587
Consumer Discretionary	74,627,318	—	—	74,627,318
Consumer Staples	145,353,104	—	—	145,353,104
Energy	165,323,389	—	—	165,323,389
Financials	291,606,918	—	—	291,606,918
Health Care	292,494,966	34,399,745	—	326,894,711
Industrials	192,401,805	—	—	192,401,805
Information Technology	111,984,873	—	—	111,984,873
Materials	81,491,037	—	—	81,491,037
Real Estate	110,229,907	—	—	110,229,907
Utilities	87,274,353	—	—	87,274,353
Total Common Stocks	$1,725,621,257	$34,399,745*	$ —	$1,760,021,002
Corporate Bonds	$ —	$294,674,427	$ —	$ 294,674,427
Exchange-Traded Funds	34,783,802	—	—	34,783,802
Preferred Stocks:
Communication Services	5,942,534	—	—	5,942,534
Energy	22,618,225	—	—	22,618,225
Financials	41,682,165	10,108,256	—	51,790,421
Real Estate	10,179,258	—	—	10,179,258
Utilities	22,749,124	—	—	22,749,124
Total Preferred Stocks	$ 103,171,306	$ 10,108,256	$ —	$ 113,279,562
Short-Term Investments	$ 3,514,402	$ —	$ —	$ 3,514,402
Total Investments	$1,867,090,767	$339,182,428	$ —	$2,206,273,195
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Eaton Vance
Tax-Advantaged Dividend Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.

Eaton Vance
Tax-Advantaged Dividend Income Fund
April 30, 2023
Officers and Trustees

Officers
R. Kelly Williams, Jr. President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser(1)
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(2)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Mr. Bowser began serving as Trustee effective January 4, 2023.
(2)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Share Repurchase Program. The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.
Additional Notice to Shareholders. If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.
Closed-End Fund Information. Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Closed-End Funds & Term Trusts.”

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
American Stock Transfer & Trust Company, LLC
6201 15th Avenue
Brooklyn, NY 11219
Fund Offices
Two International Place
Boston, MA 02110

7734    4.30.23

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the Registrant’s most recent fiscal year end.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

(c)	Registrant’s notices to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder regarding distributions paid pursuant to the Registrant’s Managed Distribution Plan.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Dividend Income Fund

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr.
President

Date:	June 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 23, 2023

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr.
President

Date:	June 23, 2023